Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Loss Per Share
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following is the calculation of the basic and diluted weighted average shares outstanding for the years ended December 31,2021, 2020 and 2019, respectively:

	Years Ended December 31,
	2021	2020	2019
Company posted	Net loss	Net loss	Net loss
Basic weighted average shares outstanding	4,292,112,667	3,159,037,588	1,830,998,609
Dilutive effect of Ordinary Share equivalents	None	None	None
Dilutive weighted average shares outstanding	4,292,112,667	3,159,037,588	1,830,998,609

Schedule of Anti-Dilutive Share Equivalents

The following table shows the number of share equivalents that were excluded from the computation of diluted loss per share for the respective periods because the effect would have been anti-dilutive:

	Years Ended December 31,
	2021	2020	2019
Total share options	142,949,035	112,649,035	94,349,035
Total warrants-equity classified	500,748,500	460,910,100	—
Total warrants-liability classified	—	—	136,184,200
Total share options and warrants	643,697,535	573,559,135	230,533,235